625 Fourth Avenue South
Minneapolis, Minnesota  55415

[logo] LUTHERAN BROTHERHOOD
       VARIABLE INSURANCE
       PRODUCTS COMPANY

May 1, 2003

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

RE:  LBVIP Variable Insurance Account -  File Nos. 33-3243 and 811-4602
     ("the Registrant"); Prospectus and Statement of Additional Information
     dated April 30, 2003

Ladies and Gentlemen:

Pursuant to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  the
Registrant  hereby  certifies  that the  form of the  captioned  prospectus  and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of Post-Effective  Amendment No. 30 to the Registrant's registration statement on Form N-6 would not have differed from that  contained in said  Amendment,  which is the most recent  amendment to such registration statement and was filed electronically on April 28, 2003.

Please direct any comments or questions  concerning  this  certificate  to me at
(612) 340-7005.

Sincerely,

LBVIP VARIABLE INSURANCE ACCOUNT
        (Registrant)

By LUTHERAN BROTHERHOOD VARIABLE
   INSURANCE PRODUCTS COMPANY
        (Depositor)

By:  /s/ John C. Bjork
   ------------------------------
     John C. Bjork
     Senior Counsel